Document and Entity Information	Oct. 29, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	AquaBounty Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36426
Entity Tax Identification Number	04-3156167
Entity Address, Address Line One	233 Ayer Road
Entity Address, Address Line Two	Suite 4
Entity Address, City or Town	Harvard
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01451
City Area Code	978
Local Phone Number	648-6000
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AQB
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001603978
Amendment Flag	false